EXCHANGEABLE NOTES - Interest expense and Capped call (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Jun. 09, 2025	Dec. 31, 2025
LOANS
Amortization of debt issuance costs		$ 1,912
Quoted price		521,220
Amount of additional borrowing capacity		75,000
Aggregate amount paid		$ 63,350
Exchangeable senior notes due 2030 | Class A ordinary shares
LOANS
Cap price of the capped call transactions (in dollars per share)	$ 138.92
Premium over last reported sale price (Percent)	100.00%